Property, Plants and Equipment - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 74,722	$ 56,922
Less than one year
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	16,700	15,889
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	44,728	27,689
More than five years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 13,294	$ 13,344